Financial Derivative Contracts and Hedge Accounting - Schedule of the Income Generated by Cash Flow Hedge Derivatives (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ 200	$ 72
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ 200	$ 72